Principal Accounting Policies - Revenue recognition (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Agency service fees to third-party advertising agencies	¥ 140.3	¥ 145.7	¥ 180.9
Revenues recognized from noncash transactions	¥ 7.6	¥ 20.7	¥ 6.8